Note 15 - Commitments (Details) - Outstanding Commitments and Contingent Liabilities - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 15 - Commitments (Details) - Outstanding Commitments and Contingent Liabilities [Line Items]
Commitments	$ 116,538	$ 102,461
Financial Standby Letter of Credit [Member]
Note 15 - Commitments (Details) - Outstanding Commitments and Contingent Liabilities [Line Items]
Commitments	4,404	4,514
Commitments to Extend Credit [Member]
Note 15 - Commitments (Details) - Outstanding Commitments and Contingent Liabilities [Line Items]
Commitments	$ 112,134	$ 97,947